Average Annual Total Returns{- Fidelity Large Cap Value Index Fund} - 04.30 Fidelity Large Cap Value Index Fund PRO-12 - Fidelity Large Cap Value Index Fund	Fidelity Large Cap Value Index Fund Return Before Taxes Past 1 year	Fidelity Large Cap Value Index Fund Return Before Taxes Past 5 years	Fidelity Large Cap Value Index Fund Return Before Taxes Since Inception		Fidelity Large Cap Value Index Fund After Taxes on Distributions Past 1 year	Fidelity Large Cap Value Index Fund After Taxes on Distributions Past 5 years	Fidelity Large Cap Value Index Fund After Taxes on Distributions Since Inception		Fidelity Large Cap Value Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Large Cap Value Index Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Large Cap Value Index Fund After Taxes on Distributions and Sales Since Inception		RS005 Past 1 year	RS005 Past 5 years	RS005 Since Inception
Total	25.11%	11.19%	11.90%	[1]	24.62%	10.44%	11.20%	[1]	15.17%	8.70%	9.36%	[1]	25.16%	11.16%	11.90%	[1]

[1]	(a)From June 7, 2016